Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Dimensional California Municipal Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional California Municipal Bond ETF – NAV
Account Value		$ 10,372	$ 9,753
Dimensional Core Fixed Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional Core Fixed Income ETF – NAV
Account Value		$ 9,335	8,423	$ 8,233
Dimensional Emerging Core Equity Market ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional Emerging Core Equity Market ETF – NAV
Account Value		$ 11,356	9,096	8,036	$ 10,933
Dimensional Emerging Markets Core Equity 2 ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional Emerging Markets Core Equity 2 ETF – NAV
Account Value		$ 11,546	9,297	8,146
Dimensional Emerging Markets High Profitability ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional Emerging Markets High Profitability ETF – NAV
Account Value		$ 10,925	9,115	7,947
Dimensional Emerging Markets Sustainability Core 1 ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional Emerging Markets Sustainability Core 1 ETF – NAV
Account Value		$ 13,979	11,254
Dimensional Emerging Markets Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional Emerging Markets Value ETF – NAV
Account Value		$ 12,018	9,608	8,349
Dimensional Global Core Plus Fixed Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional Global Core Plus Fixed Income ETF – NAV
Account Value		$ 11,054
Dimensional Global Credit ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional Global Credit ETF – NAV
Account Value		$ 11,049
Dimensional Global ex US Core Fixed Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional Global ex US Core Fixed Income ETF – NAV
Account Value		$ 10,849
Dimensional Global Real Estate ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional Global Real Estate ETF – NAV
Account Value		$ 11,662	8,906
Dimensional Global Sustainability Fixed Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional Global Sustainability Fixed Income ETF – NAV
Account Value		$ 11,238	10,056
Dimensional Inflation-Protected Securities ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional Inflation-Protected Securities ETF – NAV
Account Value		$ 9,369	8,612	8,660
Dimensional International Core Equity 2 ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional International Core Equity 2 ETF – NAV
Account Value		$ 11,387	9,291	8,217
Dimensional International Core Equity Market ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional International Core Equity Market ETF – NAV
Account Value		$ 13,244	10,740	9,518	12,054
Dimensional International High Profitability ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional International High Profitability ETF – NAV
Account Value		$ 11,072	9,306	8,182
Dimensional International Small Cap ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional International Small Cap ETF – NAV
Account Value		$ 10,680	8,593	7,849
Dimensional International Small Cap Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional International Small Cap Value ETF – NAV
Account Value		$ 11,670	9,477	7,946
Dimensional International Sustainability Core 1 ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional International Sustainability Core 1 ETF – NAV
Account Value		$ 13,985	11,123
Dimensional International Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional International Value ETF – NAV
Account Value		$ 16,801	13,692	11,774	13,685	$ 9,236	$ 11,232	$ 10,851	$ 11,829	$ 9,378	$ 9,407	$ 10,000
Dimensional National Municipal Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional National Municipal Bond ETF – NAV
Account Value		$ 10,117	9,507	9,362
Dimensional Short-Duration Fixed Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional Short-Duration Fixed Income ETF – NAV
Account Value		$ 10,386	9,698	9,232
Dimensional U.S. Core Equity 2 ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional U.S. Core Equity 2 ETF – NAV
Account Value		$ 29,033	21,375	20,316	23,074	15,754	15,103	13,699	13,165	10,577	10,214	10,000
Dimensional U.S. Equity Market ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional U.S. Equity Market ETF – NAV
Account Value		$ 33,045	23,968	21,921	25,880	17,993	16,288	14,410	13,508	10,870	10,447	10,000
Dimensional US Marketwide Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional US Marketwide Value ETF – NAV
Account Value		$ 23,571	18,185	18,392	19,625	13,323	14,707	13,515	12,962	10,574	10,288	10,000
Dimensional U.S. Small Cap ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional U.S. Small Cap ETF – NAV
Account Value		$ 22,858	17,509	18,227	20,385	12,953	13,732	13,442	13,423	10,614	10,231	10,000
Dimensional U.S. Targeted Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional U.S. Targeted Value ETF – NAV
Account Value		$ 22,878	17,823	17,990	18,560	11,182	12,957	12,711	13,059	10,413	10,189	10,000
Dimensional Ultrashort Fixed Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional Ultrashort Fixed Income ETF – NAV
Account Value		$ 10,662	10,045
Dimensional US Core Equity 1 ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional US Core Equity 1 ETF – NAV
Account Value		$ 12,741	9,336
Dimensional US Core Equity Market ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional US Core Equity Market ETF – NAV
Account Value		$ 16,570	12,095	11,207	12,981
Dimensional US High Profitability ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional US High Profitability ETF – NAV
Account Value		$ 14,236	10,494	9,669
Dimensional US Large Cap Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional US Large Cap Value ETF – NAV
Account Value		$ 12,800	9,755
Dimensional US Large Cap Vector ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional US Large Cap Vector ETF – NAV
Account Value		$ 13,022
Dimensional US Real Estate ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional US Real Estate ETF – NAV
Account Value		$ 10,670	7,970	8,648
Dimensional US Small Cap Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional US Small Cap Value ETF – NAV
Account Value		$ 12,728	9,895	10,192
Dimensional US Sustainability Core 1 ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional US Sustainability Core 1 ETF – NAV
Account Value		$ 15,066	10,859
Dimensional World Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional World Equity ETF – NAV
Account Value		$ 12,809	9,713
Dimensional World ex U.S. Core Equity 2 ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional World ex U.S. Core Equity 2 ETF – NAV
Account Value		$ 16,873	13,745	12,083	15,665	11,584	12,153	11,212	12,484	9,919	9,585	10,000
Dimensional US Vector Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional US Vector Equity ETF – NAV
Account Value		$ 10,450
Dimensional International Vector Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional International Vector Equity ETF – NAV
Account Value		$ 9,960
S&P National AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P National AMT-Free Municipal Bond Index
Account Value		$ 10,419	9,518
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 9,395	8,499	8,469
MSCI Emerging Markets IMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets IMI Index (net div.)
Account Value		$ 10,497	8,391	7,514	10,748
MSCI Emerging Markets IMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets IMI Index (net div.)
Account Value		$ 11,533	9,219	8,256
MSCI Emerging Markets Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net div.)
Account Value		$ 11,443	9,131	8,241
MSCI Emerging Markets IMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets IMI Index (net div.)
Account Value		$ 13,676	10,933
MSCI Emerging Markets Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net div.)
Account Value		$ 11,443	9,131	8,241
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Account Value		$ 10,822
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Account Value		$ 10,822
Bloomberg Global Aggregate ex-USD Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-USD Bond Index (hedged to USD)
Account Value		$ 10,821
MSCI All Country World IMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World IMI Index (net div.)
Account Value		$ 13,714	10,363
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Account Value		$ 11,013	10,020
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 9,395	8,499	8,469
MSCI World ex USA IMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA IMI Index (net div.)
Account Value		$ 11,299	9,126	8,180
MSCI World ex USA IMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA IMI Index (net div.)
Account Value		$ 12,680	10,241	9,179	11,942
MSCI World ex USA Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index (net div.)
Account Value		$ 11,500	9,286	8,250
MSCI World ex USA Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index (net div.)
Account Value		$ 11,500	9,286	8,250
MSCI World ex USA Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index (net div.)
Account Value		$ 11,500	9,286	8,250
MSCI World ex USA IMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA IMI Index (net div.)
Account Value		$ 13,711	11,074
MSCI World ex USA Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index (net div.)
Account Value		$ 16,753	13,528	12,019	15,416	11,369	12,197	10,981	11,777	9,595	9,819	10,000
S&P National AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P National AMT-Free Municipal Bond Index
Account Value		$ 9,898	9,043	8,827
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 9,395	8,499	8,469
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	Russell 3000® Index2
Account Value		$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,861	9,825
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 12,909	9,365
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 16,171	11,730	10,823	12,965
Russell 1000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Account Value		$ 13,934	10,092	9,218
Russell 1000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Account Value		$ 14,856	10,760
Russell 1000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Account Value		$ 13,670
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 13,806	10,015	9,240
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 13,806	10,015	9,240
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 14,987	10,872
MSCI All Country World IMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World IMI Index (net div.)
Account Value		$ 12,849	9,710
MSCI All Country World ex USA IMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA IMI Index (net div.)
Account Value		$ 16,163	13,009	11,655	15,576	11,899	12,174	10,975	11,987	9,684	9,611	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 10,436
MSCI World ex USA IMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA IMI Index (net div.)
Account Value		$ 9,939
S&P Intermediate Term California AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Intermediate Term California AMT-Free Municipal Bond Index
Account Value		$ 10,379	9,684
MSCI Emerging Markets Value Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Value Index (net div.)
Account Value		$ 11,762	9,595	8,459
Bloomberg Global Aggregate Credit Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Credit Bond Index (hedged to USD)
Account Value		$ 10,998
S&P Global REIT Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global REIT Index (net div.)2
Account Value		$ 11,692	8,949
Bloomberg U.S. TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Account Value		$ 9,412	8,666	8,729
MSCI World ex USA Small Cap Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Small Cap Index (net div.)
Account Value		$ 10,166	8,225	7,785
MSCI World ex USA Small Value Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Small Value Index (net div.)
Account Value		$ 10,733	8,785	7,985
MSCI World ex USA Value Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Value Index (net div.)
Account Value		$ 15,450	12,467	10,775	12,717	9,027	11,105	10,482	11,337	9,213	9,408	10,000
S&P Intermediate Term National AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Intermediate Term National AMT-Free Municipal Bond Index
Account Value		$ 10,041	9,344	9,128
ICE BofA 1-5 Year US Corporate & Government Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-5 Year US Corporate & Government Index
Account Value		$ 10,252	9,585	9,303
Russell 3000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Value Index
Account Value		$ 23,182	17,693	17,778	19,167	13,221	14,371	12,988	12,636	10,681	10,024	10,000
Russell 2000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Account Value		$ 21,460	16,006	17,506	21,490	14,251	14,270	13,603	13,355	10,446	10,034	10,000
Russell 2000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Account Value		$ 20,280	15,391	17,087	19,141	11,650	13,534	13,112	13,190	10,568	9,712	10,000
ICE BofA US 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US 3-Month Treasury Bill Index
Account Value		$ 10,593	10,052
Russell 1000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Account Value		$ 12,751	9,735
Dow Jones U.S. Select REIT Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select REIT Index
Account Value		$ 10,629	7,835	8,358
Russell 2000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Account Value		$ 11,486	8,716	9,677
MSCI All Country World ex USA Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Index (net div.)
Account Value		$ 15,972	$ 12,846	$ 11,463	$ 15,228	$ 11,745	$ 12,059	$ 10,838	$ 11,812	$ 9,553	$ 9,532	$ 10,000

[1]
2	The Fund has added this index in response to new regulatory requirements.